UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 24, 2003

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		81
Form 13F Information Table Value Total:		$112,087

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA Limited                    COM              002050102     2557    73700 SH       SOLE                    73200               500
AT&T Wireless Services, Inc.   COM              00209a106      768   116436 SH       SOLE                   115399              1037
Abbott Laboratories            COM              002824100     2107    56010 SH       SOLE                    56010
Acterna Corporation            COM              00503U105        1    15592 SH       SOLE                    15592
Adaptec                        COM              00651F108      301    50000 SH       SOLE                    48500              1500
Advanced Micro Devices         COM              007903107      209    33760 SH       SOLE                    32760              1000
Agilent Technologies Inc.      COM              00846U101      311    23668 SH       SOLE                    23668
Applied Signal Technology      COM              038237103      646    45800 SH       SOLE                    44800              1000
Avista (formerly Washington Wa COM              940688104      130    12250 SH       SOLE                    12200                50
BP p.l.c. ADR                  COM              055622104     1091    28277 SH       SOLE                    28277
BRE Properties                 COM              05564E106     1804    61256 SH       SOLE                    60356               900
BellSouth Corp.                COM              079860102      382    17609 SH       SOLE                    17609
Brascan Corp.   (formerly Edpe COM              280905803     1606    80700 SH       SOLE                    79150              1550
Bristol-Myers Squibb           COM              110122108     2394   113300 SH       SOLE                   112600               700
CSX Corp.                      COM              126408103      271     9500 SH       SOLE                     9500
Central Fund of Canada Ltd.    COM              153501101     2062   443400 SH       SOLE                   443200               200
ChevronTexaco Corporation      COM              166764100     4742    73352 SH       SOLE                    73121               231
Chubb Corporation              COM              171232101     1228    27700 SH       SOLE                    27400               300
Con Agra Inc.                  COM              205887102      507    25250 SH       SOLE                    25250
Consolidated Edison, Inc.      COM              209115104      227     5900 SH       SOLE                     5900
Corning Inc.                   COM              219350105     1037   177650 SH       SOLE                   175400              2250
Crescent Real Estate           COM              225756105      562    39100 SH       SOLE                    38500               600
DNP Select Income Fund (fmly.  COM              264324104     1883   189650 SH       SOLE                   189650
Donnelley (RR) & Sons          COM              257867101     1377    75150 SH       SOLE                    74400               750
Du Pont                        COM              263534109     2778    71480 SH       SOLE                    71480
Duke-Weeks Realty Corp.        COM              264411505      755    28000 SH       SOLE                    27000              1000
Edison International (formerly COM              281020107      182    13310 SH       SOLE                    13310
Emerson Electric               COM              291011104     2821    62200 SH       SOLE                    61900               300
ExxonMobil                     COM              30231g102     1469    42018 SH       SOLE                    42018
Ford Motor Company New         COM              345370860       79    10492 SH       SOLE                    10492
General Electric               COM              369604103      411    16128 SH       SOLE                    16128
Gillette Co.                   COM              375766102     2613    84440 SH       SOLE                    83840               600
GlaxoSmithKline plc            COM              37733W105     2854    81100 SH       SOLE                    80600               500
Goldcorp, Inc.                 COM              380956409     2147   202400 SH       SOLE                   200900              1500
Halliburton Company            COM              406216101      673    32450 SH       SOLE                    32450
Healthcare Property Investors, COM              421915109     1214    36400 SH       SOLE                    36400
Healthcare Realty Trust        COM              421946104      261    10700 SH       SOLE                    10700
Heinz (H.J.)                   COM              423074103     1878    64325 SH       SOLE                    64025               300
Hillenbrand Industries, Inc.   COM              431573104      617    12100 SH       SOLE                    12100
IShares MSCI Japan Index       COM              464286848      258    40000 SH       SOLE                    40000
Imperial Chemical Industries P COM              452704505      402    67000 SH       SOLE                    67000
Int'l. Flavor & Fragrances     COM              459506101     1021    32850 SH       SOLE                    32850
Intel Corp.                    COM              458140100     1405    86302 SH       SOLE                    85952               350
International Business Machine COM              459200101     1233    15724 SH       SOLE                    15724
Johnson & Johnson              COM              478160104     3273    56550 SH       SOLE                    56550
Kimberly-Clark                 COM              494368103     1500    33000 SH       SOLE                    33000
Kinross Gold Corporation       COM              496902206      253    41000 SH       SOLE                    41000
Liberty Media Corporation Clas COM              530718105     1565   160820 SH       SOLE                   159780              1040
Lilly, Eli                     COM              532457108     1174    20540 SH       SOLE                    20540
Lucent Technologies            COM              549463107       37    25088 SH       SOLE                    25088
Microsoft                      COM              594918104     3360   138804 SH       SOLE                   138004               800
New Plan Excel Realty Trust    COM              648053106     1715    87550 SH       SOLE                    87050               500
Newmont Mining                 COM              651639106     3711   141901 SH       SOLE                   140651              1250
Norfolk Southern               COM              655844108      186    10000 SH       SOLE                    10000
Nortel Networks Corporation    COM              665815106       90    43307 SH       SOLE                    43307
Oracle Corp.                   COM              68389X105     2354   217000 SH       SOLE                   217000
PACCAR Inc.                    COM              693718108      292     5800 SH       SOLE                     5800
PG&E Corporation               COM              69331C108      455    33792 SH       SOLE                    33792
Pepsico Inc.                   COM              713448108     2166    54156 SH       SOLE                    53856               300
Pfizer Inc.                    COM              717081103     1839    59002 SH       SOLE                    59002
Pharmacia Corporation (formerl COM              611662107      303     7000 SH       SOLE                     7000
Plum Creek Timber Company, Inc COM              729251108     2144    99300 SH       SOLE                    98800               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       SOLE                    11376
Procter & Gamble               COM              742718109    15169   170337 SH       SOLE                   170337
Royal Caribbean Cruises        COM              V7780T103      170    11300 SH       SOLE                    11300
Royal Dutch Petroleum          COM              780257804      206     5050 SH       SOLE                     5050
SBC Communications             COM              78387G103     2290   114146 SH       SOLE                   113489               657
Safeguard Scientifics          COM              786449108      278   196950 SH       SOLE                   196950
Safeway Inc.                   COM              786514208      398    21000 SH       SOLE                    21000
Sara Lee                       COM              803111103     1788    95607 SH       SOLE                    95107               500
Schering Plough                COM              806605101     1156    64860 SH       SOLE                    64360               500
Scottish Power PLC ADS (frmly  COM              81013t705      249    10377 SH       SOLE                    10377
Sun Microsystems Inc.          COM              866810104      230    70700 SH       SOLE                    70700
Unilever PLC                   COM              904767704     2619    70700 SH       SOLE                    70700
Union Pacific Corp.            COM              907818108      357     6500 SH       SOLE                     6500
United Dominion Realty Trust   COM              910197102      281    17600 SH       SOLE                    17600
United Technologies            COM              913017109     1881    32550 SH       SOLE                    32550
Verizon Corporation            COM              92343V104     1599    45230 SH       SOLE                    45154                76
Washington REIT SBI            COM              939653101      208     8000 SH       SOLE                     8000
BankAmerica Capital IV Pfd. Y  PFD              066044207      221     8800 SH       SOLE                     8800
Templeton Global Income Fund   COM              880198106     3296   426400 SH       SOLE                   426400